OBLIGATION UNDER FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Finance Lease Liability

(in thousands of $)	2020	2019
Total obligation under finance lease	124,550	122,779
Less: current portion of obligation under finance lease	(2,521)	(1,990)
Non-current portion of obligation under finance lease	122,029	120,789

Finance Lease, Liability, Maturity
As of December 31, 2020, we are committed to make quarterly minimum finance lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2021	8,949
2022	9,288
2023	9,634
2024	10,008
2025 and thereafter	150,090
Total minimum lease payments	187,969
Less: Imputed interest	(63,419)
Present value of minimum lease payments	124,550